Financial instruments (Details 4) - Currency swap contract [member] ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Value of the outstanding term loan	₨ 183,750	₨ 257,250	$ 2,500	$ 3,500
Mark to Market losses/ (gain)	0	0
Tranche one [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	73,500	102,900	1,000	1,400
Mark to Market losses/ (gain)	0	0
Tranche two undrawn [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	110,250	154,350	$ 1,500	$ 2,100
Mark to Market losses/ (gain)	₨ 0	₨ 0